Borrowings - Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Sep. 30, 2022 TWD ($)	Mar. 31, 2019 TWD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 495,987	$ 524,132
Borrowings					356,768	410,171
Modification loss on bank loans	$ 900				0	0	$ 900
2019 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term				5 years
Notional amount				$ 219,600						$ 7,200,000,000
2022 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term		5 years
Notional amount		$ 326,400							$ 10,700,000,000
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowing term	4 years 10 months		2 years
Notional amount			$ 200,000
Borrowings	$ 121,200				$ 49,084	$ 85,276	$ 121,200	$ 3,975,000,000
Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 100,000